UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stadium Capital Management, LLC

Address:   199 Elm Street
           New Canaan, CT 06840-5321


Form 13F File Number: 28-10135


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alexander M. Seaver
Title:  Managing Director
Phone:  (203) 890-8528

Signature,  Place,  and  Date  of  Signing:

/s/ Alexander M. Seaver            New Canaan, CT 06840-5321          8/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:  $      249,350
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ----------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------ ----------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMBASSADORS GROUP INC          NASDAQ OTC ISSUES 023177108   10,190  1,154,055 SH       SOLE                 1,154,055      0    0
AMERICAN DENTAL PARTNERS       NASDAQ OTC ISSUES 025353103    8,611    664,417 SH       SOLE                   664,417      0    0
AMERICAN REPROGRAPHICS CO      NASDAQ OTC ISSUES 029263100   31,891  4,510,681 SH       SOLE                 4,510,681      0    0
AMERICAN WOODMARK CORP         NASDAQ OTC ISSUES 030506109    8,661    500,039 SH       SOLE                   500,039      0    0
ASCENA RETAIL GROUP INC        NASDAQ OTC ISSUES 04351G101    2,921     85,796 SH       SOLE                    85,796      0    0
BIG 5 SPORTING GOODS CORP      NASDAQ OTC ISSUES 08915P101   26,483  3,369,383 SH       SOLE                 3,369,383      0    0
BLUELINX HOLDINGS INC          NASDAQ OTC ISSUES 09624H109    4,529  1,960,767 SH       SOLE                 1,960,767      0    0
BUILDERS FIRSTSOURCE INC       NASDAQ OTC ISSUES 12008R107   31,839 14,808,890 SH       SOLE                14,808,890      0    0
CASH STORE FINANCIAL           NASDAQ OTC ISSUES 14756F103    2,838    214,350 SH       SOLE                   214,350      0    0
COLUMBUS MCKINNON CORP-N.Y.    NASDAQ OTC ISSUES 199333105    2,084    116,017 SH       SOLE                   116,017      0    0
GRAND CANYON ED INC            NASDAQ OTC ISSUES 38526M106    4,055    285,990 SH       SOLE                   285,990      0    0
INSPERITY INC                  COMMON STOCKS     45778Q107   38,833  1,311,498 SH       SOLE                 1,311,498      0    0
NORTHRIM BANK-ANCHORAGE ALASKA NASDAQ OTC ISSUES 666762109    1,533     80,836 SH       SOLE                    80,836      0    0
REGIS CORPORATION              NASDAQ OTC ISSUES 758932107   19,321  1,261,151 SH       SOLE                 1,261,151      0    0
RTS BLUELINX HOLDINGS INC      NASDAQ OTC ISSUES 09624H117      333  1,960,767 SH       SOLE                 1,960,767      0    0
SCHOOL SPECIALTY INC           NASDAQ OTC ISSUES 807863105    6,538    454,358 SH       SOLE                   454,358      0    0
TNS INC                        COMMON STOCKS     872960109   33,404  2,012,317 SH       SOLE                 2,012,317      0    0
WEST COAST BANCORP ORE NEW     NASDAQ OTC ISSUES 952145209   15,286    912,049 SH       SOLE                   912,049      0    0


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